Average Annual Total Returns (Invesco Van Kampen V.I. Global Value Equity Fund)	12 Months Ended
	May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World Index	[1]
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
Lipper VUF Global Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Global Core Funds Index	[1]
1 Year	13.12%
5 Years	3.66%
10 Years	2.58%
Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund
Average Annual Total Returns
Label	Series II: Inception (06/01/10)	[2]
Inception Date	Jun. 01, 2010
1 Year	10.69%
5 Years	(0.33%)
10 Years	1.52%

[1]	The Fund has elected to include two benchmark indices: the MSCI World Index and the Lipper VUF Global Core Funds Index. The Lipper VUF Global Core Funds Index has been added as a peer group benchmark.
[2]	Series II shares' performance shown prior to the inception date is that of the Class I shares of the predecessor fund, restated to reflect the higher 12b-1 fees applicable to Series II shares. Performance of the Class I shares of the predecessor fund reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund's Class I shares is January 2, 1997.